Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Stock Option Activity

A summary of stock option activity for the three months ended March 31, 2017 is presented below:

	Number of Shares	Weighted Avg. Exercise Price	Weighted Average Remaining Contract Term (# years)	Intrinsic Value
Outstanding at December 31, 2016	481,947	$12.14	7.60
Exercised	—	—
Forfeited and canceled	(187,351)	11.93

Outstanding at March 31, 2017	294,596	$12.28	7.19	$—
Exercisable at March 31, 2017	244,868	$13.69	6.92	$—

	Number of Shares	Weighted Avg. Exercise Price	Weighted Average Remaining Contract Term (# years)	Intrinsic Value
Outstanding at December 31, 2014	302,834	$23.34	8.0	$—
Exercisable at December 31, 2014	120,485	$36.52	6.4	$—
Granted	135,430	5.22
Exercised	—	—
Forfeited and canceled	(20,860)	13.35

Outstanding at December 31, 2015	417,404	$18.04	7.7	$—
Exercisable at December 31, 2015	231,071	$23.58	7.0	$—
Granted	290,000	2.14
Exercised	—	—
Forfeited and canceled	(225,457)	10.52

Outstanding at December 31, 2016	481,947	$12.14	7.6	$—
Exercisable at December 31, 2016	352,096	$14.95	7.1	$—

Warrant Activity

A summary of warrant activity for the three months ended March 31, 2017 is presented below:

	Number of Shares	Weighted Avg. Exercise Price	Weighted Average Remaining Contract Term (# years)	Intrinsic Value
Outstanding at December 31, 2016	3,596,625	$12.39	1.21	—
Forfeited and canceled	(127,894)	12.72	—

Outstanding at March 31, 2017	3,468,731	$12.38	1.00	$—
Exercisable at March 31, 2017	3,468,731	$12.38	1.00	$—

	Number of Shares	Weighted Avg. Exercise Price	Weighted Average Remaining Contract Term (# years)	Intrinsic Value
Outstanding at January 1, 2015	380,814	$29.92	2.21	—
Granted	3,311,128	4.16	—	—
Exercised	(1,103)	4.00	—	—
Forfeited and canceled	(27,885)	74.96	—	—

Outstanding at December 31, 2015	3,662,954	$6.30	2.17	—
Exercisable at December 31, 2015	3,662,954	$6.30	2.17	—
Outstanding January 1, 2016	3,662,954	6.30	2.17	—
Granted	—	—
Exercised	(14,501)	4.00
Forfeited and cancelled	(51,828)	83.52

Outstanding at December 31, 2016	3,596,625	$12.39	1.21	—
Exercisable at December 31, 2016	3,596,625	$12.39	1.21	—